Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 40,732	$ 744,889	$ 862,590
Accounts receivable, less allowance	1,130,565	1,097,751	1,032,508
Inventories:
Finished goods	841,784	779,057	732,359
Work in process and raw materials	191,743	191,758	187,965
Total inventory	1,033,527	970,815	920,324
Deferred income taxes	109,087	104,496	126,730
Other current assets	252,869	240,766	207,086
Total current assets	2,566,780	3,158,717	3,149,238
Goodwill	1,158,346	1,178,687	1,156,005
Intangible assets	289,127	313,299	347,553
Deferred pension assets	250,144	302,446	249,911
Other assets	420,625	407,975	366,134
Property, plant and equipment:
Land	125,691	125,131	102,336
Buildings	698,202	715,096	677,944
Machinery and equipment	1,952,037	1,838,590	1,750,729
Construction in progress	59,330	62,563	56,582
Total gross property, plant and equipment	2,835,260	2,741,380	2,587,591
Less allowances for depreciation	1,814,230	1,719,997	1,621,695
Total net property, plant and equipment	1,021,030	1,021,383	965,896
Total Assets	5,706,052	6,382,507	6,234,737
Current liabilities:
Short-term borrowings	679,436	96,551	69,035
Accounts payable	1,042,182	998,484	922,999
Compensation and taxes withheld	360,458	337,637	314,892
Accrued taxes	86,744	79,504	52,104
Current portion of long-term debt	3,265	502,948	3,689
Other accruals	508,581	513,433	513,717
Total current liabilities	2,680,666	2,528,557	1,876,436
Long-term debt	1,122,715	1,122,373	1,632,165
Postretirement benefits other than pensions	277,892	268,874	320,223
Other long-term liabilities	628,309	688,168	614,109
Shareholders’ equity:
Common stock - $1.00 par value: 94,704,173, 100,129,380 and 103,270,067 shares outstanding at December 31, 2014, 2013 and 2012, respectively	114,525	112,902	111,623
Preferred stock - convertible, no par value: 40,406 and 101,086 shares outstanding at December 31, 2013 and 2012, respectively		40,406	101,086
Unearned ESOP compensation		(40,406)	(101,086)
Other capital	2,079,639	1,847,801	1,673,788
Retained earnings	2,424,674	1,774,050	1,226,467
Treasury stock, at cost	(3,150,410)	(1,639,174)	(849,685)
Cumulative other comprehensive loss	(471,958)	(321,044)	(370,389)
Total shareholders’ equity	996,470	1,774,535	1,791,804
Total Liabilities and Shareholders’ Equity	$ 5,706,052	$ 6,382,507	$ 6,234,737